Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	$ 27,342	$ 309,842	$ (44,402)	$ 119,084
Dividend and interest income from investments carried at fair value	25,745	24,304	50,654	47,682
Equity method loss	(2,816)	(1,326)	(8,370)	(2,124)
Interest and other income	10,235	1,989	12,117	7,506
Income from long-term investments	60,506	334,809	9,999	172,148
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	28,888	305,606	(35,545)	120,212
Dividend and interest income from investments carried at fair value	21,054	18,426	41,618	36,852
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	(1,948)	2,897	(9,259)	(1,245)
Dividend and interest income from investments carried at fair value	4,376	4,813	8,721	8,717
Other
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	402	1,339	402	117
Dividend and interest income from investments carried at fair value	$ 315	$ 1,065	$ 315	$ 2,113